SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Net	$ 403,865	$ 421,151
Thinking Tree Spirits Inc [Member]
Restructuring Cost and Reserve [Line Items]
Cost		1,029,870
Accumulated Amortization		18,849
Accumulated Impairment Charge
Net		$ 1,011,021
Thinking Tree Spirits Inc [Member] | Trade Names [Member]
Restructuring Cost and Reserve [Line Items]
Useful life		6 years
Cost		$ 250,000
Accumulated Amortization		14,671
Accumulated Impairment Charge
Net		$ 235,329
Thinking Tree Spirits Inc [Member] | Customer Relationships [Member]
Restructuring Cost and Reserve [Line Items]
Useful life		10 years
Cost		$ 190,000
Accumulated Amortization		4,178
Accumulated Impairment Charge
Net		185,822
Thinking Tree Spirits Inc [Member] | Goodwill Thinking Tree Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Cost		589,870
Accumulated Impairment Charge
Net		$ 589,870